Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Bank deposits	$ 98,492	$ 138,640
Interest bearing deposits	0	0
Total cash and cash equivalents	$ 98,492	$ 138,640	$ 166,835	$ 110,841